                          Massachusetts Investors Trust
                   Massachusetts Investors Growth Stock Fund
                           MFS(R) Capital Growth Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) Gold & Natural Resources Fund
                        MFS(R) Growth Opportunities Fund
                           MFS(R) Managed Sectors Fund
                                 MFS(R) OTC Fund
                              MFS(R) Research Fund
                                MFS(R) Value Fund
                            MFS(R) Total Return Fund
                              MFS(R) Utilities Fund
                                MFS(R) Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                             MFS(R) High Income Fund
                         MFS(R) Intermediate Income Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) World Equity Fund
                          MFS(R) World Governments Fund
                            MFS(R) World Growth Fund
                         MFS(R) World Total Return Fund
                       MFS(R) World Asset Allocation Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Government Money Market Fund
                            MFS(R) Money Market Fund

                      Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                The date of this Supplement is February 1, 1995.

                            MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                            MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                          MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                          MASSACHUSETTS INVESTORS TRUST
                            MFS(R) MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                            MFS(R) CASH RESERVE FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                            MFS(R) TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) EMERGING GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                          MASSACHUSETTS INVESTORS TRUST
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                           MFS(R) MUNICIPAL BOND FUND
                            MFS(R) WORLD GROWTH FUND
                          MFS(R) MUNICIPAL INCOME FUND
                                 MFS(R) OTC FUND
                              MFS(R) RESEARCH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                          MFS(R) STRATEGIC GROWTH FUND



                      Supplement to the Current Prospectus



The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                 The date of this Supplement is June 5, 1997.

                              MFS CASH RESERVE FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                              MFS TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                          MFS GROWTH OPPORTUNITIES FUND
                            MFS EMERGING GROWTH FUND
                         MFS ALABAMA MUNICIPAL BOND FUND
                             MFS CAPITAL GROWTH FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                          MASSACHUSETTS INVESTORS TRUST
                         MFS FLORIDA MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                              MFS WORLD EQUITY FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                           MFS WORLD TOTAL RETURN FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                  MFS BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                            MFS LIMITED MATURITY FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                            MFS STRATEGIC INCOME FUND
                       MFS MUNICIPAL LIMITED MATURITY FUND
                           MFS WORLD GOVERNMENTS FUND
                             MFS MUNICIPAL BOND FUND
                              MFS WORLD GROWTH FUND
                            MFS MUNICIPAL INCOME FUND
                                  MFS OTC FUND
                                MFS RESEARCH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                         MFS WORLD ASSET ALLOCATION FUND
                              MFS MONEY MARKET FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                       MFS RESEARCH GROWTH AND INCOME FUND
                            MFS STRATEGIC GROWTH FUND


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2.       CHANGES  TO  SALES  CHARGE  WAIVER   CATEGORIES.   Appendix  A  to  the
Prospectus, which describes waivers of sales charges, is amended as follows:


               Wrap  Account  and Fund  "Supermarket"  Investments.  The  waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                       2. Wrap Account and Fund "Supermarket" Investments Shares
                      acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

                 The date of this Supplement is August 8, 1997.